Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

June 30, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 65.3%
Long-Term Municipal Bonds – 64.9%
Alabama – 1.2%
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	$	1,000	$1,020,329
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055		355	381,617
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051		2,000	1,976,737
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		1,000	1,053,364
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054		1,100	1,153,822

			5,585,869

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)		675	702,179

Arizona – 1.5%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2038		600	559,072
4.00%, 11/01/2039		750	691,620
5.00%, 11/01/2035		850	887,138
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052		2,000	2,035,553
Series 2024 4.00%, 06/01/2049		1,000	997,634
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029		1,000	921,269
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.171%, 07/01/2033		1,475	1,231,322

			7,323,608

	Principal Amount (000)		U.S. $ Value

California – 14.1%

Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 2.22% (MUNIPSA + 0.30%), 04/01/2056(b)	$	2,000	$1,953,696
2.33% (MUNIPSA + 0.41%), 04/01/2056(b)		2,000	1,928,848
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054		2,000	2,104,684
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		1,000	1,047,922
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.551% (SOFR + 1.63%), 07/01/2053(b)		2,200	2,200,391
4.591% (SOFR + 1.67%), 02/01/2054(b)		1,000	1,001,376
5.00%, 02/01/2054		1,000	1,052,531
Series 2024-E 5.00%, 02/01/2055		1,000	1,056,606
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055		1,000	1,063,634
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)		1,500	1,122,094
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(a)		595	440,648
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2031(a)		540	519,513
California Health Facilities Financing Authority (Sutter Health) Series 2018-A 5.00%, 11/15/2030		900	940,904
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033		1,727	1,728,560
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035		1,869	1,743,645
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A

	Principal Amount (000)		U.S. $ Value

3.75%, 03/25/2035	$	1,896	$1,889,323
Series 2021-2, Class X 0.825%, 03/25/2035(c)		2,845	116,347
California Municipal Finance Authority (Anaheim Electric Utility Fund) Series 2015-B 5.00%, 10/01/2026		1,000	1,006,127
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2028		1,700	1,758,415
California Municipal Finance Authority (Waste Management, Inc.) Series 2019-A 2.40%, 10/01/2044		4,710	4,448,189
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(a)		385	393,980
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(a)		1,000	1,022,918
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2042(a)		1,000	976,720
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 4.00%, 07/01/2030(a)		510	505,845
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(a)		275	274,437
California State University (California State University) Series 2020-D 1.49%, 11/01/2028		400	369,178
Series 2021-B 2.374%, 11/01/2035		1,000	798,346
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2019 5.00%, 06/01/2034(a)		375	381,784
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018-A 5.00%, 12/01/2028(a)		500	512,881
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019
5.00%, 07/01/2029(a)		180	182,755

	Principal Amount (000)		U.S. $ Value

Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055	$	1,000	$1,065,894
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2028		1,505	1,508,657
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2019 5.00%, 05/15/2031		485	508,691
City of Los Angeles Department of Airports (Prerefunded - US Treasuries) Series 2016-A 5.00%, 05/15/2026		215	218,479
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2031		1,000	1,028,271
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031		305	309,370
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(a)		100	87,452
Coronado Community Development Agency Successor Agency (Coronado Community Development Agency Successor Agency) Series 2018-A 5.00%, 09/01/2033		1,385	1,388,976
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)		1,000	789,074
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(a)		475	373,451
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)		1,000	759,458

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	$	1,300	$1,006,714
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(a)		945	726,308
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)		2,700	2,186,657
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)		1,000	744,123
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2020-B 5.00%, 07/01/2028		365	383,721
5.00%, 07/01/2029		455	484,376
Series 2024-A 5.00%, 07/01/2039		1,000	1,051,902
Series 2024-B 5.00%, 07/01/2037		1,570	1,676,965
Middle Fork Project Finance Authority (Middle Fork Project Finance Authority) Series 2020 5.00%, 04/01/2033		450	470,081
Oakland Unified School District/Alameda County (Oakland Unified School District/Alameda County) Series 2015-A 5.00%, 08/01/2026		1,025	1,026,748
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037		1,000	985,997
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.646% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)		5,125	4,630,798
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056		2,000	2,193,378
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027		750	757,697

	Principal Amount (000)		U.S. $ Value

Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	$	1,400	$1,472,346
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039		1,000	1,052,106
State of California (State of California) Series 2023 6.00%, 03/01/2033		1,000	1,086,772
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2019 5.00%, 06/01/2030		960	1,006,299
University of California (University of California) Series 2023-B 4.693%, 05/15/2033		1,500	1,514,376

			67,037,434

Colorado – 0.8%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2032		1,615	1,669,408
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046		544	456,000
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(a)		1,000	1,058,394
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050		140	104,477
AG Series 2020 5.00%, 12/01/2027		105	109,783
5.00%, 12/01/2033		110	116,640
5.00%, 12/01/2050		300	290,523

			3,805,225

Connecticut – 1.9%
City of Bridgeport CT (City of Bridgeport CT) Series 2017-A 5.00%, 11/01/2029		1,890	1,967,745
5.00%, 11/01/2030		2,015	2,097,497
5.00%, 11/01/2031		1,335	1,386,762

	Principal Amount (000)		U.S. $ Value

Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	$	3,380	$3,358,494

			8,810,498

District of Columbia – 0.4%
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2030		1,910	1,992,245

Florida – 3.3%
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030		100	82,034
Zero Coupon, 10/01/2031		100	78,389
Zero Coupon, 10/01/2032		200	149,724
Zero Coupon, 10/01/2034		100	67,734
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)		1,000	1,080,059
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2024 5.00%, 10/01/2037		3,000	3,152,997
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2042		1,000	1,041,149
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2020 Assessment Country Club East) AG Series 2020 2.50%, 05/01/2033		1,830	1,610,414
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040		1,000	1,067,363
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2031		3,590	3,678,743
5.00%, 01/01/2032		2,950	3,017,043
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d)(e)(f)		950	551,000

			15,576,649

	Principal Amount (000)		U.S. $ Value

Georgia – 1.4%
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2021-A 5.00%, 07/01/2029	$	640	$694,006
Series 2021-B 5.00%, 07/01/2029		600	650,630
Series 2021-C 5.00%, 07/01/2035		2,350	2,464,439
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2030		400	429,112
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2024-C 5.00%, 12/01/2054		2,000	2,101,088
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2028		180	189,054

			6,528,329

Guam – 1.0%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 2.899%, 10/01/2027		200	193,673
3.099%, 10/01/2028		100	95,933
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026		100	101,949
5.00%, 12/01/2029		245	249,382
5.00%, 12/01/2030		390	396,736
5.00%, 12/01/2032		360	365,308
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030		1,405	1,408,512
Series 2015-D 5.00%, 11/15/2025		615	617,821
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2040		1,000	1,001,376
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		285	290,585

			4,721,275

Hawaii – 0.2%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2041		1,000	1,021,066

	Principal Amount (000)		U.S. $ Value

Illinois – 2.6%
Chicago Board of Education (Chicago Board of Education) Series 2010 6.319%, 11/01/2029	$	1,000	$984,602
Series 2019-B 5.00%, 12/01/2030		270	276,783
5.00%, 12/01/2031		310	315,512
5.00%, 12/01/2032		200	202,750
5.00%, 12/01/2033		160	161,518
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-C 5.00%, 01/01/2033		1,500	1,617,096
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2025 4.80%, 12/01/2043(a)(g)		1,000	1,012,355
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026		100	100,579
5.00%, 09/01/2032		100	100,359
5.00%, 09/01/2033		400	399,221
5.00%, 09/01/2034		100	98,804
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042		1,000	923,515
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2030		1,400	1,448,744
State of Illinois (State of Illinois) Series 2017-A 5.00%, 12/01/2025		3,810	3,838,674
Series 2024-B 5.25%, 05/01/2043		1,000	1,026,556

			12,507,068

Indiana – 0.5%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d)(f)		27	3
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045		2,000	2,031,257
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030		330	309,011

			2,340,271

Kentucky – 1.3%
City of Ashland KY (Royal Blue Health Obligated Group)

	Principal Amount (000)		U.S. $ Value

Series 2019 5.00%, 02/01/2026	$	325	$327,315
5.00%, 02/01/2027		380	388,688
5.00%, 02/01/2030		255	268,918
5.00%, 02/01/2031		295	304,744
Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2044		1,210	1,228,822
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2031		3,445	3,504,534

			6,023,021

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2030		1,550	1,553,498
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)		515	548,465
6.10%, 12/01/2040(a)		500	532,476

			2,634,439

Massachusetts – 1.3%
Massachusetts Port Authority (Prerefunded - US Treasuries) Series 2015-B 5.00%, 07/01/2045		1,840	1,840,000
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-B 5.00%, 08/01/2042		2,000	2,128,205
Series 2024-C 5.00%, 08/01/2040		2,000	2,165,637

			6,133,842

Michigan – 3.0%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2026		1,200	1,212,872
5.00%, 04/01/2028		2,475	2,579,035
5.00%, 04/01/2029		1,000	1,038,676
5.00%, 04/01/2030		600	620,792
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		870	812,426
Michigan Finance Authority (Public Lighting Authority)

	Principal Amount (000)		U.S. $ Value

Series 2014-B 5.00%, 07/01/2025	$	1,175	$1,175,000
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2030		2,000	2,067,155
5.00%, 06/30/2033		1,090	1,114,746
South Lyon Community Schools (South Lyon Community Schools) Series 2016 5.00%, 05/01/2028		3,640	3,708,020

			14,328,722

Minnesota – 0.2%
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.25%, 01/01/2044		1,000	1,024,591

Mississippi – 0.2%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)		1,100	972,729

Missouri – 0.1%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027		255	264,102

Nevada – 0.3%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)		195	190,364
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2025-A 5.00%, 06/01/2045		1,350	1,403,317

			1,593,681

New Hampshire – 1.3%
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)		955	953,335
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034		1,643	1,624,098
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A

	Principal Amount (000)		U.S. $ Value

4.375%, 09/20/2036	$	1,921	$1,860,337
Series 2022-1, Class X 0.35%, 09/20/2036(c)		3,607	70,969
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036		1,926	1,813,860
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.595%, 08/20/2039(c)		993	39,415

			6,362,014

New Jersey – 2.2%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		1,125	1,125,381
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2027		1,325	1,382,193
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2029		1,630	1,657,323
5.00%, 06/15/2030		1,675	1,701,366
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2029		160	170,445
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-C 5.00%, 01/01/2043		1,000	1,043,967
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2028		3,450	3,560,992

			10,641,667

New Mexico – 0.2%
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054		1,000	1,059,857

New York – 9.0%
Albany County Airport Authority (Albany County Airport Authority) Series 2020-B 5.00%, 12/15/2026		145	148,740
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022
5.75%, 06/01/2042(a)		245	246,103

	Principal Amount (000)		U.S. $ Value

Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)	$	300	$257,919
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029(d)(f)		1,000	600,000
City of New York NY (City of New York NY) Series 2018-E 5.00%, 03/01/2031		1,055	1,105,919
Series 2021 1.396%, 08/01/2027		1,385	1,310,535
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039		900	878,196
Empire State Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029		275	300,212
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2042		1,000	999,124
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-A 5.00%, 11/15/2028		1,540	1,579,399
Series 2017-C 5.00%, 11/15/2029		1,735	1,811,108
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)		370	375,271
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2030		955	1,025,321
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2045		1,000	1,033,742
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031		1,460	1,537,846
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)		350	349,986
7.25%, 11/15/2044(a)		100	100,064

	Principal Amount (000)		U.S. $ Value

New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	$	2,755	$2,546,668
2.625%, 09/15/2069		320	294,223
2.80%, 09/15/2069		4,620	4,212,261
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039		1,000	959,560
4.00%, 05/01/2040		1,000	950,965
New York State Dormitory Authority (Prerefunded - US Govt Agencies) Series 2021 1.187%, 03/15/2026		1,000	978,829
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037		1,000	914,628
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2021-O 4.00%, 01/01/2038		2,810	2,770,088
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2032		1,495	1,522,580
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 4.00%, 12/01/2042		2,000	1,726,556
5.00%, 12/01/2040		1,000	1,005,766
New York Transportation Development Corp. (JFK NTO LLC) AG Series 2024 4.25%, 06/30/2042		1,675	1,577,534
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2019 5.00%, 11/01/2031		1,455	1,533,741
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2050		395	355,611
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034		1,000	841,552
Series 2022 5.00%, 05/15/2034		500	554,512
Series 2024 5.00%, 11/15/2033		1,500	1,703,181
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031		305	327,629
5.00%, 09/01/2032		415	443,983
5.00%, 09/01/2033		395	419,585

	Principal Amount (000)		U.S. $ Value

Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2016-A 5.00%, 12/01/2026	$	3,130	$3,226,355

			42,525,292

Ohio – 2.2%
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037		1,000	1,050,540
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2028		4,000	4,060,264
County of Montgomery OH (Dayton Children’s Hospital Obligated Group) Series 2021 5.00%, 08/01/2034		1,150	1,238,804
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037		1,000	1,052,583
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.00%, 01/01/2034		360	377,199
5.25%, 01/01/2035		750	803,903
5.25%, 01/01/2038		1,110	1,167,738
5.25%, 01/01/2039		780	814,716

			10,565,747

Oklahoma – 1.0%
Comanche County Memorial Hospital (Comanche County Memorial Hospital) Series 2015 5.00%, 07/01/2026		1,000	1,000,083
5.00%, 07/01/2028		1,000	1,000,293
5.00%, 07/01/2029		1,000	1,000,241
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045		1,000	943,226
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037		1,000	1,026,749

			4,970,592

Other – 0.6%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class ACA 2.046%, 06/25/2038		949	777,889

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.685%, 10/25/2040	$	992	$1,010,550
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041		997	1,003,789

			2,792,228

Pennsylvania – 2.7%
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025		560	560,000
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2041		3,300	3,429,201
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.62% (MUNIPSA + 0.70%), 11/15/2047(b)		2,000	1,987,317
Pennsylvania State University (The) (Pennsylvania State University) Series 2025 5.00%, 09/01/2044		1,000	1,047,870
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2017 5.00%, 12/01/2030		2,540	2,659,514
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030		540	552,931
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.873% (SOFR + 0.80%), 09/01/2040(a)(b)		2,500	2,471,275

			12,708,108

Puerto Rico – 1.1%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043		86	52,895
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031		1,240	1,237,381

	Principal Amount (000)		U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	$	458	$454,320
6.625%, 01/01/2028		3,494	3,458,305

			5,202,901

South Carolina – 2.4%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054		5,000	5,367,891
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042		1,000	911,421
5.25%, 11/01/2041		3,000	3,144,962
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2024-A 5.00%, 12/01/2044		1,000	1,017,217
Series 2024-B 4.125%, 12/01/2044		1,100	999,041

			11,440,532

Tennessee – 0.3%
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2019-B 5.00%, 07/01/2032		1,205	1,270,757

Texas – 2.0%
City of Austin TX (City of Austin TX) Series 2015 5.00%, 09/01/2026		2,000	2,007,038
City of Corpus Christi TX Utility System Revenue (City of Corpus Christi TX Utility System Revenue) Series 2015-C 5.00%, 07/15/2026		1,030	1,031,797
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		390	390,016
Series 2024-B 5.25%, 07/15/2034		1,000	1,030,292
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2028		1,100	1,117,321
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		1,010	1,011,403

	Principal Amount (000)		U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	$	2,915	$3,096,275

			9,684,142

Vermont – 0.6%
State of Vermont (State of Vermont) Series 2023-A 4.00%, 08/15/2043		3,135	2,978,393

Virginia – 0.6%
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M051) Series M051, Class A 2.65%, 06/15/2035		2,173	1,839,634
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2038		1,120	1,138,342

			2,977,976

Washington – 0.2%
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035		1,078	1,014,028

West Virginia – 0.4%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049		2,055	1,885,298

Wisconsin – 2.0%
State of Wisconsin (State of Wisconsin) Series 2021-2 5.00%, 05/01/2035		750	805,697
University of Wisconsin Hospitals & Clinics (University of Wisconsin Hospitals & Clinics Authority Obligated Group) Series 2024-B 5.00%, 04/01/2054		2,000	2,180,482
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(a)		1,400	1,420,616
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		1,000	981,913
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2040		1,000	821,959

	Principal Amount (000)	U.S. $ Value

Series 2022 5.00%, 02/01/2032	$ 1,000	$994,316
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2027(a)	1,205	1,230,733
5.00%, 10/01/2028(a)	680	699,691
5.00%, 10/01/2029(a)	400	413,311

		9,548,718

Total Long-Term Municipal Bonds (cost $320,555,161)		308,555,093

Short-Term Municipal Notes – 0.4%
California – 0.4%
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026(g) (cost $1,822,506)	1,790	1,826,086

Total Municipal Obligations (cost $322,377,667)		310,381,179

	Shares

INVESTMENT COMPANIES – 21.7%
Funds and Investment Trusts – 21.7%(h)
iShares Core MSCI EAFE ETF	418,303	34,919,934
SPDR S&P 500 ETF Trust	110,443	68,237,208

Total Investment Companies (cost $50,804,024)		103,157,142

	Principal Amount (000)

CORPORATES - INVESTMENT GRADE – 0.8%
Industrial – 0.8%
Consumer Non-Cyclical – 0.8%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	$ 1,075	1,053,102
1.777%, 11/15/2030	1,000	878,810
Novant Health, Inc. 2.637%, 11/01/2036	1,525	1,199,855
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	1,000	819,090

Total Corporates - Investment Grade (cost $4,599,383)		3,950,857

	Notional Amount		U.S. $ Value

PURCHASED OPTIONS - PUTS – 0.8%
Options on Equity Indices – 0.8%
Euro STOXX 50 Price EUR Index Expiration: Feb 2026; Contracts: 2,290; Exercise Price: EUR 4,600.00; Counterparty: UBS AG(e)	EUR	10,534,000	$222,706
Euro STOXX 50 Price EUR Index Expiration: Feb 2026; Contracts: 650; Exercise Price: EUR 4,600.00; Counterparty: UBS AG(e)	EUR	2,990,000	63,214
FTSE 100 Index Expiration: Jun 2026; Contracts: 700; Exercise Price: GBP 7,600.00; Counterparty: UBS AG(e)	GBP	5,320,000	116,001
Nikkei 225 Index Expiration: Jun 2026; Contracts: 48,000; Exercise Price: JPY 30,750.00; Counterparty: UBS AG(e)	JPY	1,476,000,000	222,702
S&P 500 Index Expiration: Jun 2026; Contracts: 26,600; Exercise Price: USD 5,075.00; Counterparty: UBS AG(e)	USD	134,995,000	2,933,256

Total Purchased Options - Puts (premiums paid $4,051,301)			3,557,879

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.5%
Other ABS - Fixed Rate – 0.3%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031	$	661	659,401
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023-ELL, Class A1 5.081%, 06/01/2031		968	981,914

			1,641,315

Autos - Fixed Rate – 0.2%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		702	712,238

Other ABS - Floating Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50% (PRIME 1 Month + 4.00%), 03/04/2026(b)(i)(j)		114	110,448

Total Asset-Backed Securities (cost $2,444,450)			2,464,001

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON - INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Communications - Media – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a) (cost $1,546,000)	$ 1,546	$1,375,956

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Agency CMBS – 0.2%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038 (cost $1,251,055)	1,213	966,883

	Shares

PREFERRED STOCKS – 0.1%
Industrials – 0.1%
Energy – 0.1%
AES Guayama Holdings 0.00%(d)(i)(j) (cost $1,388,269)	76,842	223,610

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C03, Class 1M2 9.42% (CME Term SOFR + 5.11%), 07/25/2025(b)	$ 20	19,553
Series 2016-C01, Class 1M2 11.17% (CME Term SOFR + 6.86%), 08/25/2028(b)	58	59,239
Series 2016-C02, Class 1M2 10.42% (CME Term SOFR + 6.11%), 09/25/2028(b)	11	10,987

Total Collateralized Mortgage Obligations (cost $89,452)		89,779

	Shares

SHORT-TERM INVESTMENTS – 7.2%
Investment Companies – 7.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(h)(k)(l) (cost $34,137,037)	34,137,037	34,137,037

U.S. $ Value

Total Investments – 96.9% (cost $422,688,638)(m)	$460,304,323
Other assets less liabilities – 3.1%	14,839,944

Net Assets – 100.0%	$475,144,267

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Index Futures	71	September 2025	$7,780,535	$172,742
Euro STOXX 50 Index Futures	31	September 2025	1,945,232	(5,886)
MSCI Emerging Markets Index Futures	219	September 2025	13,506,825	286,969
MSCI Singapore ETS Index Futures	4	July 2025	129,375	2,264
Nikkei 225 (OSE) Futures	6	September 2025	1,687,858	102,422
S&P 500 E-Mini Futures	198	September 2025	61,912,125	2,193,323
S&P Mid 400 E-Mini Futures	18	September 2025	5,625,900	170,060
TOPIX Index Futures	4	September 2025	793,167	19,280
Sold Contracts
FTSE 100 Index Futures	20	September 2025	2,412,981	32,329
Hang Seng Index Futures	2	July 2025	306,805	(95)
OMXS 30 Index Futures	13	July 2025	342,557	(5,239)
S&P/TSX 60 Index Futures	5	September 2025	1,174,959	(9,847)
SPI 200 Futures	5	September 2025	702,328	627
U.S. T-Note 2 Yr (CBT) Futures	2	September 2025	416,047	(1,659)
U.S. T-Note 10 Yr (CBT) Futures	10	September 2025	1,121,250	(15,858)
U.S. Ultra Bond (CBT) Futures	2	September 2025	238,250	(6,472)

				$2,934,960

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	CHF	8,127	USD	9,961	07/09/2025	$(290,735)
Barclays Capital, Inc.	USD	2,539	CHF	2,068	07/09/2025	70,007
Barclays Capital, Inc.	GBP	2,491	USD	3,370	07/16/2025	(48,775)
Citibank NA	USD	5,716	GBP	4,276	07/16/2025	154,188
Goldman Sachs Bank USA	USD	981	EUR	870	07/09/2025	43,980
Goldman Sachs Bank USA	USD	1,142	NZD	1,883	08/21/2025	7,999
JPMorgan Chase Bank	EUR	4,915	USD	5,477	07/09/2025	(314,463)
JPMorgan Chase Bank	AUD	6,308	USD	4,110	08/21/2025	(45,963)
JPMorgan Chase Bank	NZD	3,269	USD	1,981	08/21/2025	(14,587)
Morgan Stanley & Co., Inc.	USD	7,289	EUR	6,391	07/09/2025	242,554
Morgan Stanley & Co., Inc.	GBP	5,337	USD	7,242	07/16/2025	(83,619)
Morgan Stanley & Co., Inc.	USD	2,632	GBP	1,943	07/16/2025	35,226
Morgan Stanley & Co., Inc.	USD	2,619	AUD	4,005	08/21/2025	19,709
Morgan Stanley & Co., Inc.	USD	13,167	CAD	17,807	08/28/2025	(52,214)
Morgan Stanley & Co., Inc.	SEK	33,438	USD	3,536	09/04/2025	(13,248)
State Street Bank & Trust Co.	GBP	357	USD	476	07/16/2025	(14,276)
State Street Bank & Trust Co.	USD	477	GBP	357	07/16/2025	12,965

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	JPY	37,734	USD	258	08/27/2025	$(5,879)
UBS	EUR	435	USD	504	07/09/2025	(9,318)
UBS	USD	2,463	AUD	3,775	08/21/2025	23,285
UBS	CAD	7,761	USD	5,749	08/28/2025	32,943
UBS	USD	4,794	NOK	48,569	09/04/2025	26,555

						$(223,666)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.18%	USD	11,960	$ (917,466)	$ (573,790)	$ (343,676)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,600	01/15/2028	1.230%	CPI#	Maturity	$1,361,255	$769,044	$592,211
USD	4,990	01/15/2028	0.735%	CPI#	Maturity	1,223,129	—	1,223,129
USD	6,831	10/15/2029	2.451%	CPI#	Maturity	30,786	—	30,786
USD	6,750	10/15/2029	2.485%	CPI#	Maturity	19,566	—	19,566
USD	7,825	01/15/2030	1.572%	CPI#	Maturity	1,488,588	348,597	1,139,991
USD	7,825	01/15/2030	1.587%	CPI#	Maturity	1,477,009	345,742	1,131,267
USD	1,550	01/15/2030	1.714%	CPI#	Maturity	273,029	49,998	223,031
USD	1,550	01/15/2030	1.731%	CPI#	Maturity	270,396	49,488	220,908
USD	6,700	01/15/2031	2.782%	CPI#	Maturity	506,224	116,949	389,275
USD	6,210	01/15/2031	2.680%	CPI#	Maturity	535,855	121,228	414,627
USD	3,360	01/15/2031	2.989%	CPI#	Maturity	179,863	61,971	117,892

						$7,365,700	$1,863,017	$5,502,683

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	18,000	07/31/2030	1 Day SOFR	4.616%	Annual	$989,608	$190,618	$798,990
USD	4,800	10/15/2030	1 Day SOFR	4.092%	Annual	142,442	—	142,442
USD	1,600	10/15/2030	1 Day SOFR	4.082%	Annual	47,048	—	47,048
USD	8,900	11/01/2030	1 Day SOFR	4.518%	Annual	467,684	121,525	346,159
USD	6,800	07/31/2031	1 Day SOFR	3.972%	Annual	137,679	—	137,679
USD	22,400	08/15/2031	1 Day SOFR	4.027%	Annual	545,340	—	545,340
USD	5,300	09/15/2031	1 Day SOFR	3.768%	Annual	56,926	—	56,926
USD	8,400	12/03/2031	1 Day SOFR	3.732%	Annual	74,883	—	74,883

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	3,420	12/03/2031	1 Day SOFR	4.057%	Annual	$102,364	$—	$102,364
USD	46,950	03/31/2033	3.120%	1 Day SOFR	Annual	1,624,285	1,159,466	464,819
USD	4,500	06/15/2034	3.543%	1 Day SOFR	Annual	37,506	517	36,989
USD	4,500	06/15/2034	3.627%	1 Day SOFR	Annual	8,416	689	7,727
USD	5,640	08/15/2034	3.718%	1 Day SOFR	Annual	(6,606)	—	(6,606)
USD	3,400	08/15/2034	3.231%	1 Day SOFR	Annual	147,524	—	147,524
USD	2,500	08/15/2034	3.304%	1 Day SOFR	Annual	96,527	—	96,527

						$4,471,626	$1,472,815	$2,998,811

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	5,400	10/23/2029	2.388%	CPI#	Maturity	$350,696	$—	$350,696
Barclays Bank PLC	USD	2,000	10/23/2029	2.388%	CPI#	Maturity	129,887	—	129,887
Barclays Bank PLC	USD	6,400	12/04/2032	2.233%	CPI#	Maturity	807,686	—	807,686
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI#	Maturity	378,603	—	378,603
Citibank NA	USD	10,000	07/20/2027	2.104%	CPI#	Maturity	1,441,377	—	1,441,377
Citibank NA	USD	6,500	07/20/2027	2.104%	CPI#	Maturity	936,895	—	936,895
JPMorgan Chase Bank NA	USD	1,590	11/04/2026	2.015%	CPI#	Maturity	245,215	—	245,215
JPMorgan Chase Bank NA	USD	23,000	12/27/2028	2.009%	CPI#	Maturity	3,337,420	—	3,337,420
JPMorgan Chase Bank NA	USD	22,020	01/15/2030	3.493%	CPI#	Maturity	237,339	—	237,339
JPMorgan Chase Bank NA	USD	2,800	01/15/2030	3.493%	CPI#	Maturity	30,179	—	30,179
JPMorgan Chase Bank NA	USD	1,620	01/15/2032	3.325%	CPI#	Maturity	10,251	—	10,251
Morgan Stanley Capital Services LLC	USD	6,800	07/20/2032	2.158%	CPI#	Maturity	957,550	—	957,550

							$8,863,098	$—	$8,863,098

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	12,470	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$811,830	$—	$811,830
Citibank NA	USD	6,655	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	433,258	—	433,258

							$1,245,088	$—	$1,245,088

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	714	09/19/2025	$15,411

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $30,721,734 or 6.5% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2025.
(c)	IO - Interest Only.
(d)	Non-income producing security.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.12% of net assets as of June 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	$950,000	$551,000	0.12%

(f)	Defaulted.
(g)	When-Issued or delayed delivery security.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Fair valued by the Adviser.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	Affiliated investments.
(m)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $76,254,707 and gross unrealized depreciation of investments was $(17,646,313), resulting in net unrealized appreciation of $58,608,394.

As of June 30, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.0% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$308,555,093	$—	$308,555,093
Short-Term Municipal Notes	—	1,826,086	—	1,826,086
Investment Companies	103,157,142	—	—	103,157,142
Corporates - Investment Grade	—	3,950,857	—	3,950,857
Purchased Options - Puts	—	3,557,879	—	3,557,879
Asset-Backed Securities	—	2,353,553	110,448	2,464,001
Corporates - Non-Investment Grade	—	1,375,956	—	1,375,956
Commercial Mortgage-Backed Securities	—	966,883	—	966,883
Preferred Stocks	—	—	223,610	223,610
Collateralized Mortgage Obligations	—	89,779	—	89,779
Short-Term Investments	34,137,037	—	—	34,137,037

Total Investments in Securities	137,294,179	322,676,086	334,058	460,304,323
Other Financial Instruments(a):
Assets:
Futures	2,980,016	—	—	2,980,016
Forward Currency Exchange Contracts	—	669,411	—	669,411
Centrally Cleared Inflation (CPI) Swaps	—	7,365,700	—	7,365,700

Investments in Securities:	Level 1	Level 2	Level 3	Total
Centrally Cleared Interest Rate Swaps	—	4,478,232	—	4,478,232
Inflation (CPI) Swaps	—	8,863,098	—	8,863,098
Interest Rate Swaps	—	1,245,088	—	1,245,088
Total Return Swaps	—	15,411	—	15,411
Liabilities:
Futures	(45,056)	—	—	(45,056)
Forward Currency Exchange Contracts	—	(893,077)	—	(893,077)
Centrally Cleared Credit Default Swaps	—	(917,466)	—	(917,466)
Centrally Cleared Interest Rate Swaps	—	(6,606)	—	(6,606)

Total	$140,229,139	$343,495,877	$334,058	$484,059,074

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for nine months ended June 30, 2025 is as follows:

Fund	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$6,805	$198,531	$171,199	$34,137	$911